ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE	The following table presents the balances of accounts payable as of December 31, 2024 and 2025:
	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Accounts payable	4,546,960	12,715,835	1,630,236